Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Investment in equity instrument designated at FVOCI
As at January 1	-	383,619
Change in fair value through other comprehensive income	-	(259,156)
Disposal of investment in listed shares	-	(124,463)
As at December 31	-	-